Annual Fund Operating Expenses (Ultra Short Term Bond Trust)	12 Months Ended
	May 01, 2011
Series I, Ultra Short Term Bond Trust
Operating Expenses:
Share Class	Series I	[1]
Management fee	0.55%
Distribution and service (12b-1) fees	0.05%
Other Expenses	0.08%
Total fund operating expenses	0.68%
Series II, Ultra Short Term Bond Trust
Operating Expenses:
Share Class	Series II	[1]
Management fee	0.55%
Distribution and service (12b-1) fees	0.25%
Other Expenses	0.08%
Total fund operating expenses	0.88%
Series NAV, Ultra Short Term Bond Trust
Operating Expenses:
Share Class	Series NAV	[1]
Management fee	0.55%
Distribution and service (12b-1) fees	none
Other Expenses	0.08%
Total fund operating expenses	0.63%

[1]	For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2010, expenses are estimated.